INCOME TAX - Unrecognized Income Tax Benefits - Reconciliation (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
Reconciliation of the total amounts of unrecognized income tax benefits
Balance at the beginning of the period	₽ 1,345	$ 19.1	₽ 427	₽ 439
Increases related to prior years tax positions	1,099	15.6	633	53
Decreases related to prior years tax positions	(309)	(4.4)	(141)	(61)
Increases related to current year tax positions	3,328	47.3	426	105
Settlements				(109)
Balance at the end of the period	₽ 5,463	$ 77.6	₽ 1,345	₽ 427